Summary of Significant Accounting Policies - Consolidated Statements of Cash Flows (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Accounting Changes And Error Corrections [Abstract]
Lease maintenance costs, exploration overhead improperly classified as an investing activity	$ 2,288	$ 167
Certain investment costs improperly classified as an investing activity	900	(558)
Advance to equity affiliated reclassified from operating activities	$ (682)	$ 3,221